Interest-bearing loans and borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Amortization of transaction costs (Note 17)	$ 42,384	$ 9,263	$ 16,531
Amortization of above par issuance (Note 17)	(57)	(57)	(57)
Amortization of below par issuance (Note 17)	28	28	28
New leases (Note 17)	2,539	332	2,312
Acquisitions through business combination (Note 17)	1,419,424	568,520
Remeasurement (Note 17)		(1,137)	27,158
Interest expense (Note 6)		34,205	10,054
Translation differences (Note 17)	31,820	(5,237)	2,627
Other	(3,530)	5,001	6,128
Total liability-related other changes	1,492,608	610,918	64,781
Equity
Merger	1,217,011
Acquisitions through business combination (Note 17)	72,726
Other	161,416
Total equity-related other changes (Note 15)	1,451,153	88,547	809,019
Total
Liabilities and equity beginning balance	3,814,579	3,288,086	3,869,744
Proceeds from loans and borrowings (Note 17)	4,782,903	1,971,542	2,124,850
Proceeds from issue of other borrowings (Note 17)	1,686,124	750,983	569,277
Proceeds from transfer of treasury shares (Note 15)		(126,913)	5,429
Repayment of sale and leaseback agreement (Note 17)	(379,423)	(54,299)	(96,006)
Transaction costs related to loans and borrowings (Note 17)	(74,394)	(19,224)	(14,530)
Repayment of borrowings (Note 17)	(4,237,099)	(1,177,328)	(2,933,724)
Repayment of commercial paper (Note 17)	(221,304)	(357,171)	(458,272)
Repayment of lease liabilities (Note 17)	(121,881)	(33,879)	(21,942)
Dividend paid	(20,157)	(1,126,683)	(630,540)
Total changes from financing cash flows	1,414,769	(172,972)	(1,455,458)
Liabilities and equity ending balance	8,173,109	3,814,579	3,288,086
Share capital / premium
Equity
Equity beginning balance	699,634	1,705,677	1,917,484
Proceeds from loans and borrowings (Note 17)	0	0	0
Proceeds from issue of other borrowings (Note 17)	0	0	0
Proceeds from transfer of treasury shares (Note 15)		0	0
Repayment of sale and leaseback liability (Note 17)	0	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0	0
Repayment of borrowings (Note 17)	0	0	0
Repayment of commercial paper (Note 17)	0	0	0
Repayment of lease liabilities (Note 17)	0	0	0
Dividend paid	0	(1,006,043)	(211,807)
Total changes from financing cash flows, equity	0	(1,006,043)	(211,807)
Merger	1,461,363
Total equity-related other changes (Note 15)	1,461,363	0	0
Equity ending balance	2,160,997	699,634	1,705,677
Reserves
Equity
Equity beginning balance	100	1,375	33,029
Proceeds from loans and borrowings (Note 17)	0	0	0
Proceeds from issue of other borrowings (Note 17)	0	0	0
Proceeds from transfer of treasury shares (Note 15)		0	0
Repayment of sale and leaseback liability (Note 17)	0	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0	0
Repayment of borrowings (Note 17)	0	0	0
Repayment of commercial paper (Note 17)	0	0	0
Repayment of lease liabilities (Note 17)	0	0	0
Dividend paid	0	0	0
Total changes from financing cash flows, equity	0	0	0
Other	9,492
Total equity-related other changes (Note 15)	9,492	(1,275)	(31,654)
Equity ending balance	9,592	100	1,375
Treasury shares
Equity
Equity beginning balance	(284,508)	(157,595)	(163,024)
Proceeds from loans and borrowings (Note 17)	0	0	0
Proceeds from issue of other borrowings (Note 17)	0	0	0
Proceeds from transfer of treasury shares (Note 15)		(126,913)	5,429
Repayment of sale and leaseback liability (Note 17)	0	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0	0
Repayment of borrowings (Note 17)	0	0	0
Repayment of commercial paper (Note 17)	0	0	0
Repayment of lease liabilities (Note 17)	0	0	0
Dividend paid	0	0	0
Total changes from financing cash flows, equity	0	(126,913)	5,429
Total equity-related other changes (Note 15)	0	0	0
Equity ending balance	(284,508)	(284,508)	(157,595)
Retained earnings
Equity
Equity beginning balance	777,098	807,916	385,976
Proceeds from loans and borrowings (Note 17)	0	0	0
Proceeds from issue of other borrowings (Note 17)	0	0	0
Proceeds from transfer of treasury shares (Note 15)		0	0
Repayment of sale and leaseback liability (Note 17)	0	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0	0
Repayment of borrowings (Note 17)	0	0	0
Repayment of commercial paper (Note 17)	0	0	0
Repayment of lease liabilities (Note 17)	0	0	0
Dividend paid	(20,157)	(120,640)	(418,733)
Total changes from financing cash flows, equity	(20,157)	(120,640)	(418,733)
Merger	(244,352)
Acquisitions through business combination (Note 17)	72,726
Other	151,924
Total equity-related other changes (Note 15)	(19,702)	89,822	840,673
Equity ending balance	737,239	777,098	807,916
Loans and borrowings
Liabilities
Liabilities beginning balance	1,652,806	528,359	1,333,183
Proceeds from loans and borrowings (Note 17)	4,782,903	1,971,542	2,124,850
Proceeds from issue of other borrowings (Note 17)	0	0	0
Proceeds from transfer of treasury shares (Note 15)		0	0
Repayment of sale and leaseback agreement (Note 17)	0	0	0
Transaction costs related to loans and borrowings (Note 17)	(63,773)	(14,946)	(13,761)
Repayment of borrowings (Note 17)	(4,237,099)	(1,177,328)	(2,933,724)
Repayment of commercial paper (Note 17)	0	0	0
Repayment of lease liabilities (Note 17)	0	0	0
Dividend paid	0	0	0
Total changes from financing cash flows, liabilities	482,031	779,268	(822,635)
Amortization of transaction costs (Note 17)	39,896	8,260	15,835
Amortization of above par issuance (Note 17)	0	0	0
Amortization of below par issuance (Note 17)	0	0	0
New leases (Note 17)	0	0	0
Acquisitions through business combination (Note 17)	995,820	332,529
Remeasurement (Note 17)		0	0
Interest expense (Note 6)		0	0
Translation differences (Note 17)	24,801	(867)	0
Other	(4,594)	5,257	1,976
Total liability-related other changes	1,055,923	345,179	17,811
Liabilities ending balance	3,190,760	1,652,806	528,359
Other Notes
Liabilities
Liabilities beginning balance	202,620	201,952	197,556
Proceeds from loans and borrowings (Note 17)	0	0	0
Proceeds from issue of other borrowings (Note 17)	0	0	0
Proceeds from transfer of treasury shares (Note 15)		0	0
Repayment of sale and leaseback agreement (Note 17)	0	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0	0
Repayment of borrowings (Note 17)	0	0	0
Repayment of commercial paper (Note 17)	0	0	0
Repayment of lease liabilities (Note 17)	0	0	0
Dividend paid	0	0	0
Total changes from financing cash flows, liabilities	0	0	0
Amortization of transaction costs (Note 17)	696	697	692
Amortization of above par issuance (Note 17)	(57)	(57)	(57)
Amortization of below par issuance (Note 17)	28	28	28
New leases (Note 17)	0	0	0
Acquisitions through business combination (Note 17)	0	0
Remeasurement (Note 17)		0	0
Interest expense (Note 6)		0	0
Translation differences (Note 17)	0	0	0
Other	0	0	3,733
Total liability-related other changes	667	668	4,396
Liabilities ending balance	203,287	202,620	201,952
Other borrowings
Liabilities
Liabilities beginning balance	763,085	163,546	136,861
Proceeds from loans and borrowings (Note 17)	0	0	0
Proceeds from issue of other borrowings (Note 17)	1,686,124	750,983	569,277
Proceeds from transfer of treasury shares (Note 15)		0	0
Repayment of sale and leaseback agreement (Note 17)	(379,423)	(54,299)	(96,006)
Transaction costs related to loans and borrowings (Note 17)	(10,621)	(4,278)	(769)
Repayment of borrowings (Note 17)	0	0	0
Repayment of commercial paper (Note 17)	(221,304)	(357,171)	(458,272)
Repayment of lease liabilities (Note 17)	0	0	0
Dividend paid	0	0	0
Total changes from financing cash flows, liabilities	1,074,776	335,235	14,230
Amortization of transaction costs (Note 17)	1,792	306	4
Amortization of above par issuance (Note 17)	0	0	0
Amortization of below par issuance (Note 17)	0	0	0
New leases (Note 17)	0	0	0
Acquisitions through business combination (Note 17)	303,063	234,491
Remeasurement (Note 17)		0	0
Interest expense (Note 6)		33,930	9,423
Translation differences (Note 17)	6,913	(4,338)	2,609
Other	1,064	(85)	419
Total liability-related other changes	312,832	264,304	12,455
Liabilities ending balance	2,150,693	763,085	163,546
Lease liabilities
Liabilities
Liabilities beginning balance	3,744	36,856	28,679
Proceeds from loans and borrowings (Note 17)	0	0	0
Proceeds from issue of other borrowings (Note 17)	0	0	0
Proceeds from transfer of treasury shares (Note 15)		0	0
Repayment of sale and leaseback agreement (Note 17)	0	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0	0
Repayment of borrowings (Note 17)	0	0	0
Repayment of commercial paper (Note 17)	0	0	0
Repayment of lease liabilities (Note 17)	(121,881)	(33,879)	(21,942)
Dividend paid	0	0	0
Total changes from financing cash flows, liabilities	(121,881)	(33,879)	(21,942)
Amortization of transaction costs (Note 17)	0	0	0
Amortization of above par issuance (Note 17)	0	0	0
Amortization of below par issuance (Note 17)	0	0	0
New leases (Note 17)	2,539	332	2,312
Acquisitions through business combination (Note 17)	120,541	1,500
Remeasurement (Note 17)		(1,137)	27,158
Interest expense (Note 6)		275	631
Translation differences (Note 17)	106	(32)	18
Other	0	(171)	0
Total liability-related other changes	123,186	767	30,119
Liabilities ending balance	$ 5,049	$ 3,744	$ 36,856